Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Memorandum accounts (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial instruments received as collateral	$ 68,252	$ 65,177
Percentage of level of confidence	97.50%
Cumulative net credit risk exposure	$ 32,803	45,372
Financial instrument in connection with OTC derivative transactions | Debt instruments
Financial instruments
Financial instruments received as collateral	4,491	5,483
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Debt instruments
Financial instruments
Financial instruments received as collateral	$ 4,491	$ 5,483